COMMITMENTS & CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 9 - COMMITMENTS & CONTINGENCIES

Lease

We currently occupy 5,229 square feet of office space in downtown Minneapolis Minnesota. We lease this facility under a two-year lease expiring in December 2019 and requiring monthly rental payments of $8,323 which includes rent, utilities and maintenance. The lease commitments over the two-year period is $13.00 per rentable square foot for months 1-12 and $13.50 per square foot for months 13-24. The total lease commitments, per the lease is $106,000 base rent, plus Common Area Maintenance costs.